Changes in Accumulated Other Comprehensive Income After Tax (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	₨ 2,917,837.9		₨ 2,509,453.4
Net unrealized gain/ (loss) arising during the period	78,846.4		(49,144.3)
Amounts reclassified to income	4,856.3		(1,336.9)
Long-duration insurance contract discount rate change	(34,112.6)
Transferred to undistributed policyholders earnings account	3,391.4
Net change	(15,292.2)
Less: Other comprehensive income attributable to shareholders of noncontrolling interest	248.2
Balance	7,886,182.8	$ 94,626.7	2,917,837.9
AFS debt Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(74,923.1)		(21,063.4)
Net unrealized gain/ (loss) arising during the period	78,036.1		(52,522.8)
Amounts reclassified to income	4,856.3		(1,336.9)
Long-duration insurance contract discount rate change	0.0
Transferred to undistributed policyholders earnings account	0.0
Net change	7,969.3
Less: Other comprehensive income attributable to shareholders of noncontrolling interest	15,474.5
Balance	(7,505.2)	(90.1)	(74,923.1)
Foreign Currency Translation Reserve
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	6,649.4		3,270.9
Net unrealized gain/ (loss) arising during the period	810.3		3,378.5
Amounts reclassified to income	0.0		0.0
Long-duration insurance contract discount rate change	0.0
Transferred to undistributed policyholders earnings account	0.0
Net change	7,459.7
Less: Other comprehensive income attributable to shareholders of noncontrolling interest	17.9
Balance	7,441.8	89.3	6,649.4
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(68,273.7)		(17,792.5)
Balance	(15,540.4)	(186.5)	(68,273.7)
Long-Duration Insurance Contract
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	0.0
Net unrealized gain/ (loss) arising during the period	0.0
Amounts reclassified to income	0.0
Long-duration insurance contract discount rate change	(34,112.6)
Transferred to undistributed policyholders earnings account	3,391.4
Net change	(30,721.2)
Less: Other comprehensive income attributable to shareholders of noncontrolling interest	(15,244.2)
Balance	₨ (15,477.0)	$ (185.7)	₨ 0.0